Earnout Liability - Schedule of Earnout Liability's Fair Value Measurement (Details) - Level 3 [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Earnout Liability Fair Value Measurement [Line Items]
Fair value at the beginning of the period	$ (2,413)
Initial recognition of earnout liability		(2,036)
Change in fair value of earnout liability	663	(377)
Fair value at the end of the period	$ (1,750)	$ (2,413)